Notes to the consolidated statements of income - Disaggregation of revenue by categories (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Revenue	€ 4,724,522	€ 4,704,218
Inter-segment eliminations
Revenue
Revenue	(360,690)	(361,858)
Care Delivery
Revenue
Revenue	3,788,154	3,755,547
Care Delivery | Segments
Revenue
Revenue	3,788,154	3,755,547
Care Delivery | United States
Revenue
Revenue	3,101,758	3,002,715
Care Delivery | International
Revenue
Revenue	686,396	752,832
Care Enablement
Revenue
Revenue	936,368	948,671
Care Enablement | Segments
Revenue
Revenue	1,297,058	1,310,529
Care Enablement | Inter-segment eliminations
Revenue
Revenue	€ (360,690)	€ (361,858)